NOTE 1 - ORGANIZATION (Details Narrative) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jul. 07, 2011	Jun. 30, 2011	Mar. 02, 2011	Oct. 18, 2010	Mar. 03, 2010	Dec. 01, 2009
Notes to Financial Statements
Acquired Working Interest								0.50
Revenue Interest Rate								0.32
Restricted Common Shares Issued							100,000
Value of Restricted Stock Issued							$ 2,500
Share Value							$ 0.001
Preferred Par Value per share			$ 0.001			$ 0.001
Issuance of new D Series Preferred Stock					2,500
Common Stock Par Value			$ 0.001
Number of shares Increased - Amendment of Articles of Incorporation II			5,000,000,000
Number of Shares Existing - Amendment to Articles of Incorporation II			3,000,000,000
Preferred Stock to be issued - Amendment of Articles of Incoporation II			60,000,000
Allowance for Doubtful Accounts	118,473	118,473
Asset Retirement Obligation	11,537	10,931
Assets and Liabilities at Fair Value	1
Amortization	$ 29,249			$ 48,878